Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Net book value	¥ 19,604	¥ 22,383
Depreciation of property and equipment	¥ 12,068	¥ 13,650	¥ 11,329